Trade and other receivables - Allowances (Details) - Trade and other receivables - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Movement in the allowance for doubtful debts and amounts impaired in respect of trade, refund and other receivables
Balance at the beginning of the year	₨ 121,839	₨ 113,949
Provisions accrued during the year	119,388	80,193
Amount written off during the year	(52,229)	(72,083)
Effect of movement in exchange rate	1,267	(220)
Balance at the end of the year	₨ 190,265	₨ 121,839